Note 17	6 Months Ended
Jun. 30, 2022
Intangible assets and goodwill [abstract]
Disclosure of intangible assets [text block]	Intangible assetsGoodwill
The breakdown of the balance under this heading in the accompanying condensed consolidated balance sheets, according to the cash-generating unit (hereinafter “CGU”) to which goodwill has been allocated, is as follows:

Goodwill. Breakdown by CGU and changes of the year (Millions of Euros)
	Mexico	Turkey	Colombia	Chile	Other	Total
Balance as of December 31, 2020	478	254	143	27	8	910
Additions	—	—	—	—	—	—
Exchange difference	26	(102)	(9)	(3)	—	(88)
Impairment	—	—	—	—	(4)	(4)
Companies held for sale	—	—	—	—	—	—
Other	—	—	—	—	—	—
Balance as of December 31, 2021	504	152	134	24	4	818
Additions	—	—	—	—	—	—
Exchange difference	53	—	7	—	1	61
Impairment	—	—	—	—	—	—
Companies held for sale	—	—	—	—	—	—
Other	—	(152)	—	—	—	(152)
Balance as of June 30, 2022	557	—	141	24	5	727
Impairment test
As mentioned in Note 2.2.7 of the consolidated financial statements for the year 2021, the CGUs to which goodwill has been allocated are periodically tested for impairment by including the allocated goodwill in their carrying amount. This analysis is performed at least annually or whenever there is any indication of impairment.
As a result of the application of IAS 29, as indicated in Note 2.1, the book value of the Turkish CGU has increased above the existing recoverable value as of December 31, 2021, and as a consequence the goodwill has been derecognized as well as other intangible assets (see Note 17.2) assigned to the Turkish CGU.
As of and for the six months ended June 30, 2022, no indicators of impairment have been identified in any of the CGU.
Other intangible assets
The breakdown of the balance and changes of this heading in the accompanying condensed consolidated balance sheets, according to the nature of the related items, is as follows:

Other intangible assets (Millions of Euros)
	June 2022	December 2021
Computer software acquisition expense	1,349	1,239
Other intangible assets with an infinite useful life	11	12
Other intangible assets with a definite useful life	53	128
Total	1,413	1,379